Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenue - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Disaggregated Revenue [Line Items]
Total	$ 51,600,106	$ 94,318,710	$ 86,676,865
Digital promotion services [Member]
Schedule of Disaggregated Revenue [Line Items]
Total	37,844,632	72,026,101	66,064,403
Risk-assessment services [Member]
Schedule of Disaggregated Revenue [Line Items]
Total	8,660,684	15,221,261	9,422,404
Value-added services [Member]
Schedule of Disaggregated Revenue [Line Items]
Total	$ 5,094,790	$ 7,071,348	$ 11,190,058